Consolidated statements of changes in shareholders' equity (deficit) (Parenthetical) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Transaction costs	$ 0	$ 0	$ 320,230
Initial Public Offering
Transaction costs		$ 3,328,687